UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2023

Hong T. Le

AMCAP Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund® Semi-annual report for the six months ended August 31, 2023

We take a disciplined,
long-term approach
to investing in
growth companies

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	21.18%	6.03%	9.86%
Class A shares (reflecting 5.75% maximum sales charge)	13.91	4.54	8.98

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.44% for Class F-2 shares and 0.67% for Class A shares as of the prospectus dated May 1, 2023, and were restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for AMCAP Fund for the periods ended August 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/individual/investments/ fund/AMCFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

22	Financial highlights

Results at a glance

Total returns for periods ended August 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 5/1/67)

AMCAP Fund (Class F-2 shares)[1]	14.35%	17.28%	7.56%	10.95%	11.52%
AMCAP Fund (Class A shares)	14.19	16.97	7.32	10.72	11.29
S&P 500 Index[2]	14.50	15.94	11.12	12.81	10.25

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index.

AMCAP Fund	1

Investment portfolio August 31, 2023	unaudited

Sector diversification	Percent of net assets

Common stocks 95.33%	Shares	Value (000)
Information technology 23.30%
Microsoft Corp.	13,416,822	$4,397,498
Broadcom, Inc.	2,653,263	2,448,670
ASML Holding NV	1,800,074	1,186,566
Salesforce, Inc.[1]	4,436,144	982,428
Micron Technology, Inc.	12,444,990	870,403
Apple, Inc.	4,128,458	775,613
NVIDIA Corp.	1,563,463	771,647
Adobe, Inc.[1]	1,227,582	686,636
Palo Alto Networks, Inc.[1]	2,587,039	629,427
ServiceNow, Inc.[1]	995,098	585,944
EPAM Systems, Inc.[1]	1,710,003	442,874
Qorvo, Inc.[1]	3,634,201	390,277
Shopify, Inc., Class A, subordinate voting shares[1]	5,737,281	381,472
Applied Materials, Inc.	2,430,953	371,352
Marvell Technology, Inc.	5,805,986	338,199
NICE, Ltd. (ADR)[1,2]	1,343,369	261,688
Autodesk, Inc.[1]	1,177,331	261,297
Snowflake, Inc., Class A1	1,531,668	240,242
Taiwan Semiconductor Manufacturing Company, Ltd.	12,390,000	213,590
First Solar, Inc.[1]	1,002,569	189,606
Arista Networks, Inc.[1]	823,397	160,752
Cognex Corp.	3,231,934	152,159
HubSpot, Inc.[1]	266,754	145,786
Accenture PLC, Class A	411,012	133,073
Atlassian Corp., Class A1	616,596	125,823
Intuit, Inc.	181,121	98,133
Monolithic Power Systems, Inc.	173,965	90,672
Fabrinet, non-registered shares[1]	456,914	73,458
Fair Isaac Corp.[1]	79,525	71,938
Constellation Software, Inc.	34,745	71,369
Datadog, Inc., Class A1	499,991	48,239
Trimble, Inc.[1]	835,770	45,792
NetApp, Inc.	398,272	30,547
GoDaddy, Inc., Class A1	292,970	21,243
CCC Intelligent Solutions Holdings, Inc.[1]	1,898,255	20,311
Dynatrace, Inc.[1]	365,514	17,618
BILL Holdings, Inc.[1]	119,078	13,730
Stripe, Inc., Class B1,3,4	217,774	4,621
		17,750,693

Health care 17.94%
UnitedHealth Group, Inc.	3,701,680	1,764,147
Abbott Laboratories	12,981,695	1,335,816
Thermo Fisher Scientific, Inc.	2,245,011	1,250,696
Eli Lilly and Company	2,152,221	1,192,761
Zoetis, Inc., Class A	4,098,395	780,785
Danaher Corp.	2,436,432	645,654

2	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Revvity, Inc.	4,761,721	$557,264
Alnylam Pharmaceuticals, Inc.[1]	2,673,831	528,937
Regeneron Pharmaceuticals, Inc.[1]	561,194	463,821
Stryker Corp.	1,572,474	445,875
Insulet Corp.[1]	2,314,812	443,773
BioMarin Pharmaceutical, Inc.[1]	4,643,343	424,309
Edwards Lifesciences Corp.[1]	4,920,407	376,264
ICON PLC[1]	1,397,016	363,140
AstraZeneca PLC	1,818,990	245,684
AstraZeneca PLC (ADR)	1,385,789	93,984
DexCom, Inc.[1]	3,088,064	311,833
Penumbra, Inc.[1]	1,167,199	308,724
agilon health, Inc.[1,2]	16,222,111	287,456
IQVIA Holdings, Inc.[1]	1,152,705	256,627
Haemonetics Corp.[1,5]	2,623,702	235,425
Mettler-Toledo International, Inc.[1]	163,394	198,275
Molina Healthcare, Inc.[1]	530,277	164,449
Elevance Health, Inc.	331,194	146,391
GE HealthCare Technologies, Inc.	1,998,163	140,771
Masimo Corp.[1]	1,194,901	136,553
Vertex Pharmaceuticals, Inc.[1]	390,149	135,904
Veeva Systems, Inc., Class A1	459,136	95,822
Humana, Inc.	196,816	90,856
NovoCure, Ltd.[1]	3,078,869	67,920
Catalent, Inc.[1]	1,180,839	59,007
Centene Corp.[1]	792,714	48,871
Daiichi Sankyo Company, Ltd.	1,134,900	33,533
Sarepta Therapeutics, Inc.[1]	179,600	21,733
Seagen, Inc.[1]	84,804	17,476
		13,670,536

Consumer discretionary 16.09%
Amazon.com, Inc.[1]	13,361,709	1,844,049
Hilton Worldwide Holdings, Inc.	6,430,723	955,927
TopBuild Corp.[1,5]	2,500,569	725,365
Burlington Stores, Inc.[1,5]	3,554,041	576,679
Churchill Downs, Inc.[5]	4,211,629	527,633
Airbnb, Inc., Class A1	3,775,388	496,652
MercadoLibre, Inc.[1]	339,513	465,934
Galaxy Entertainment Group, Ltd.	69,837,000	462,175
Caesars Entertainment, Inc.[1]	8,114,683	448,417
Starbucks Corp.	4,582,809	446,549
Flutter Entertainment PLC[1]	2,127,473	387,333
Flutter Entertainment PLC (CDI)[1]	81,756	14,924
DoorDash, Inc., Class A1	4,507,992	379,257
Williams-Sonoma, Inc.	2,197,979	310,355
NIKE, Inc., Class B	2,970,558	302,135
Tesla, Inc.[1]	1,165,695	300,843
NVR, Inc.[1]	46,797	298,440
Floor & Decor Holdings, Inc., Class A1	2,903,725	289,501
YETI Holdings, Inc.[1,5]	5,626,933	281,065
Chipotle Mexican Grill, Inc.[1]	137,128	264,196
Royal Caribbean Cruises, Ltd.[1]	2,660,947	263,274
LVMH Moët Hennessy-Louis Vuitton SE	272,391	231,036
CarMax, Inc.[1]	2,744,401	224,163
Restaurant Brands International, Inc.	2,997,245	208,159
Marriott International, Inc., Class A	993,496	202,186
Five Below, Inc.[1]	1,095,469	188,377
Wyndham Hotels & Resorts, Inc.	2,187,036	164,881
Helen of Troy, Ltd.[1,5]	1,287,061	158,206
Tractor Supply Co.	685,908	149,871
Aptiv PLC[1]	1,359,744	137,946
D.R. Horton, Inc.	1,051,231	125,118
Etsy, Inc.[1]	1,678,622	123,496
Darden Restaurants, Inc.	762,236	118,535
adidas AG	470,291	94,047
Evolution AB	405,937	43,981

AMCAP Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Service Corp. International	299,724	$18,916
Moncler SpA	207,600	14,101
Aramark	369,660	13,744
		12,257,466

Industrials 12.81%
TransDigm Group, Inc.[1]	1,990,021	1,798,680
Old Dominion Freight Line, Inc.	2,593,684	1,108,463
RTX Corp.	10,287,700	885,154
Carrier Global Corp.	13,259,284	761,746
Copart, Inc.[1]	15,248,068	683,571
Ceridian HCM Holding, Inc.[1,5]	7,779,955	564,202
United Rentals, Inc.	1,047,078	498,975
General Electric Co.	4,221,352	483,176
Woodward, Inc.[5]	3,070,003	397,166
Saia, Inc.[1]	929,420	396,119
XPO, Inc.[1]	3,662,832	273,357
Ingersoll-Rand, Inc.	3,430,857	238,822
Equifax, Inc.	1,035,709	214,081
Safran SA	1,147,532	184,534
The AZEK Co., Inc., Class A1	5,345,086	181,786
Delta Air Lines, Inc.	3,765,054	161,446
Airbus SE, non-registered shares	816,749	119,898
GFL Environmental, Inc., subordinate voting shares	3,522,589	114,132
Northrop Grumman Corp.	240,793	104,285
NIBE Industrier AB, Class B	11,217,574	84,200
Axon Enterprise, Inc.[1]	373,526	79,527
ITT, Inc.	737,579	75,440
Armstrong World Industries, Inc.	930,094	71,236
AMETEK, Inc.	338,571	54,005
Caterpillar, Inc.	190,516	53,560
Waste Connections, Inc.	256,371	35,120
MDA, Ltd.[1]	3,991,653	30,546
Paylocity Holding Corp.[1]	133,398	26,746
Sun Country Airlines Holdings, Inc.[1]	1,444,120	21,503
Waste Management, Inc.	110,000	17,246
ManpowerGroup, Inc.	199,816	15,759
Robert Half, Inc.	160,952	11,904
Paycom Software, Inc.	24,977	7,364
Genpact, Ltd.	93,200	3,479
		9,757,228

Financials 8.98%
Mastercard, Inc., Class A	4,421,080	1,824,314
MSCI, Inc.	1,271,304	691,106
LPL Financial Holdings, Inc.	1,610,012	371,253
Visa, Inc., Class A	1,371,850	337,036
Aon PLC, Class A	953,808	317,990
AIA Group, Ltd.	32,992,000	299,531
Stifel Financial Corp.	4,284,076	278,551
Marsh & McLennan Companies, Inc.	1,399,053	272,801
Morgan Stanley	3,068,358	261,271
Blackstone, Inc.	2,418,059	257,209
Kotak Mahindra Bank, Ltd.	11,676,500	248,061
S&P Global, Inc.	633,830	247,739
BlackRock, Inc.	349,679	244,964
RenaissanceRe Holdings, Ltd.	1,200,293	225,523
PNC Financial Services Group, Inc.	1,709,374	206,373
Progressive Corp.	1,310,082	174,857
Apollo Asset Management, Inc.	1,777,843	155,277
Affirm Holdings, Inc., Class A1,2	7,453,452	155,106
Blue Owl Capital, Inc., Class A	9,260,542	110,664
Toast, Inc., Class A1	3,640,357	80,707
Houlihan Lokey, Inc., Class A	386,938	40,760
Arch Capital Group, Ltd.[1]	319,635	24,567
KKR & Co., Inc.	149,862	9,413
Marqeta, Inc., Class A1	999,082	6,144
		6,841,217

4	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Communication services 8.41%
Alphabet, Inc., Class A1	11,847,427	$1,613,264
Alphabet, Inc., Class C1	7,345,379	1,008,888
Netflix, Inc.[1]	4,447,729	1,928,891
Meta Platforms, Inc., Class A1	3,624,564	1,072,472
Take-Two Interactive Software, Inc.[1]	2,482,801	353,054
Charter Communications, Inc., Class A1	553,770	242,618
Electronic Arts, Inc.	1,008,481	120,998
Tencent Holdings, Ltd.	1,429,600	59,245
Universal Music Group NV	315,035	7,819
		6,407,249

Consumer staples 4.42%
Philip Morris International, Inc.	9,197,828	883,543
Constellation Brands, Inc., Class A	2,343,881	610,722
Monster Beverage Corp.[1]	8,134,188	466,984
Dollar Tree Stores, Inc.[1]	3,722,279	455,458
Costco Wholesale Corp.	484,643	266,205
Dollar General Corp.	1,646,372	228,023
Estée Lauder Companies, Inc., Class A	876,381	140,686
Chocoladefabriken Lindt & Sprüngli AG	1,119	131,997
Grocery Outlet Holding Corp.[1]	3,899,851	120,310
Diageo PLC	1,560,465	64,117
		3,368,045

Materials 1.73%
Linde PLC	1,649,971	638,605
Albemarle Corp.	1,276,367	253,627
ATI, Inc.[1]	3,349,906	151,851
Celanese Corp.	1,097,659	138,700
Sherwin-Williams Company	495,680	134,686
		1,317,469

Energy 0.85%
EOG Resources, Inc.	3,154,940	405,789
Schlumberger NV	4,106,092	242,095
		647,884

Real estate 0.80%
Equinix, Inc. REIT	420,622	328,666
American Tower Corp. REIT	839,054	152,137
CoStar Group, Inc.[1]	1,595,611	130,824
		611,627

Total common stocks (cost: $43,518,562,000)		72,629,414

Preferred securities 0.16%
Consumer discretionary 0.14%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	971,552	107,299

Information technology 0.02%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	327,540	6,951
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	116,181	2,465
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	86,605	1,838
		11,254

Total preferred securities (cost: $109,426,000)		118,553

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., rights, expire 9/29/2023[1]	34,745	19
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	34,745	—	[6]

Total rights & warrants (cost: $19,000)		19

AMCAP Fund	5

Convertible stocks 0.07%	Shares	Value (000)
Information technology 0.07%
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3,4]	52,280,000	$27,562
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3,4]	13,070,000	6,891
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3,4]	13,070,000	6,891
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3,4]	13,070,000	6,890
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3,4]	13,070,000	6,890

Total convertible stocks (cost: $84,303,000)		55,124

Short-term securities 4.39%
Money market investments 4.33%
Capital Group Central Cash Fund 5.39%[5,7]	33,017,117	3,301,712

Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.39%[5,7,8]	120,679	12,068
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.25%[7,8]	5,515,929	5,516
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[7,8]	4,800,000	4,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.25%[7,8]	4,800,000	4,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[7,8]	4,300,000	4,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[7,8]	4,300,000	4,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%[7,8]	3,500,000	3,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[7,8]	2,600,000	2,600
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[7,8]	2,100,000	2,100
		43,984

Total short-term securities (cost: $3,345,345,000)		3,345,696
Total investment securities 99.95% (cost: $47,057,655,000)		76,148,806
Other assets less liabilities 0.05%		35,604

Net assets 100.00%		$76,184,410

Investments in affiliates5

	Value of affiliates at 3/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2023 (000)	Dividend income (000)
Common stocks 4.55%
Health care 0.31%
Haemonetics Corp.[1]	$200,138	$4,554	$216	$80	$30,869	$235,425	$—
Consumer discretionary 2.98%
TopBuild Corp.[1]	523,974	—	6,534	1,399	206,526	725,365	—
Burlington Stores, Inc.[1]	662,344	172,909	111,401	(9,233)	(137,940)	576,679	—
Churchill Downs, Inc.	226,534	288,034	348	50	13,363	527,633	—
YETI Holdings, Inc.[1]	217,589	2,339	212	62	61,287	281,065	—
Helen of Troy, Ltd.[1]	145,172	—	162	59	13,137	158,206	—
Chegg, Inc.[9]	103,762	—	62,035	(99,365)	57,638	—	—
						2,268,948
Industrials 1.26%
Ceridian HCM Holding, Inc.[1]	631,632	39,409	93,223	(25,868)	12,252	564,202	—
Woodward, Inc.	398,230	—	120,796	4,765	114,967	397,166	1,716
MDA, Ltd.[1,10]	37,698	—	12,043	(14,093)	18,984	—	—
						961,368
Total common stocks						3,465,741

6	AMCAP Fund

Investments in affiliates5 (continued)

	Value of affiliates at 3/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2023 (000)	Dividend income (000)
Short-term securities 4.35%
Money market investments 4.33%
Capital Group Central Cash Fund 5.39%[7]	$4,550,367	$5,609,966		$6,858,679	$634	$(576)	$3,301,712	$106,328
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.39%[7,8]	11,212	856	[11]				12,068	—	[12]
Total short-term securities							3,313,780
Total 8.90%					$(141,510)	$390,507	$6,779,521	$108,044

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[3]	11/26/2021	$42,151	$27,562	.03%
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[3]	11/26/2021	10,538	6,891	.01
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[3]	11/26/2021	10,538	6,891	.01
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[3]	11/26/2021	10,538	6,890	.01
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[3]	11/26/2021	10,538	6,890	.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	7,055	6,951	.01
Stripe, Inc., Class B1,3	5/6/2021-8/24/2023	8,432	4,621	.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	2,502	2,465	.00	[13]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	3,475	1,838	.00	[13]
Total		$105,767	$70,999	.09%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $97,493,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,999,000, which represented .09% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 8/31/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer held at 8/31/2023.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2023. Refer to the investment portfolio for the security value at 8/31/2023.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

AMCAP Fund	7

Financial statements

Statement of assets and liabilities at August 31, 2023	unaudited
(dollars in thousands)

Assets:
Investment securities, at value (includes $97,493 of investment securities on loan):
Unaffiliated issuers (cost: $40,939,933)	$69,369,285
Affiliated issuers (cost: $6,117,722)	6,779,521	$76,148,806
Cash		1,225
Cash denominated in currencies other than U.S. dollars (cost: $197)		197
Receivables for:
Sales of investments	146,214
Sales of fund’s shares	30,154
Dividends	49,504
Securities lending income	1
Other	92	225,965
		76,376,193
Liabilities:
Collateral for securities on loan		43,984
Payables for:
Purchases of investments	47,407
Repurchases of fund’s shares	65,723
Investment advisory services	18,826
Services provided by related parties	12,580
Trustees’ deferred compensation	2,831
Other	432	147,799
Net assets at August 31, 2023		$76,184,410

Net assets consist of:
Capital paid in on shares of beneficial interest		$46,344,509
Total distributable earnings		29,839,901
Net assets at August 31, 2023		$76,184,410

Refer to the notes to financial statements.

8	AMCAP Fund

Financial statements (continued)

Statement of assets and liabilities at August 31, 2023 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,085,907 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$34,499,055	947,495		$36.41
Class C	730,496	24,569		29.73
Class T	13	—	*	36.62
Class F-1	814,174	22,626		35.98
Class F-2	8,461,110	229,266		36.91
Class F-3	4,940,507	134,517		36.73
Class 529-A	2,265,104	63,220		35.83
Class 529-C	63,332	2,119		29.88
Class 529-E	75,825	2,206		34.38
Class 529-T	19	1		36.57
Class 529-F-1	12	—	*	36.31
Class 529-F-2	225,652	6,182		36.50
Class 529-F-3	12	—	*	36.50
Class R-1	58,043	1,880		30.88
Class R-2	607,217	19,674		30.86
Class R-2E	68,933	1,951		35.34
Class R-3	842,478	24,343		34.61
Class R-4	675,810	18,778		35.99
Class R-5E	184,623	5,047		36.58
Class R-5	255,853	6,854		37.33
Class R-6	21,416,142	575,179		37.23

*	Amount less than one thousand.

Refer to the notes to financial statements.

AMCAP Fund	9

Financial statements (continued)

Statement of operations for the six months ended August 31, 2023	unaudited
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,562; also includes $108,044 from affiliates)	$361,083
Interest from unaffiliated issuers	4,711
Securities lending income (net of fees)	218	$366,012
Fees and expenses*:
Investment advisory services	108,208
Distribution services	52,279
Transfer agent services	25,696
Administrative services	10,963
529 plan services	760
Reports to shareholders	762
Registration statement and prospectus	593
Trustees’ compensation	427
Auditing and legal	29
Custodian	368
Other	90	200,175
Net investment income		165,837

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,096):
Unaffiliated issuers	1,635,228
Affiliated issuers	(141,510)
In-kind redemptions	38,293
Currency transactions	197	1,532,208
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	7,585,282
Affiliated issuers	390,507
Currency translations	89	7,975,878
Net realized gain and unrealized appreciation		9,508,086

Net increase in net assets resulting from operations		$9,673,923

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	AMCAP Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended August 31, 2023*	Year ended February 28, 2023
Operations:
Net investment income	$165,837	$304,500
Net realized gain (loss)	1,532,208	(929,682)
Net unrealized appreciation (depreciation)	7,975,878	(9,731,338)
Net increase (decrease) in net assets resulting from operations	9,673,923	(10,356,520)

Distributions paid to shareholders	(287,229)	(4,678,887)

Net capital share transactions	(1,883,433)	2,198,806

Total increase (decrease) in net assets	7,503,261	(12,836,601)

Net assets:
Beginning of period	68,681,149	81,517,750
End of period	$76,184,410	$68,681,149

*	Unaudited.

Refer to the notes to financial statements.

AMCAP Fund	11

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	AMCAP Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions

AMCAP Fund	13

on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$17,746,072	$—	$4,621		$17,750,693
Health care	13,670,536	—	—		13,670,536
Consumer discretionary	12,257,466	—	—		12,257,466
Industrials	9,757,228	—	—		9,757,228
Financials	6,841,217	—	—		6,841,217
Communication services	6,407,249	—	—		6,407,249
Consumer staples	3,368,045	—	—		3,368,045
Materials	1,317,469	—	—		1,317,469
Energy	647,884	—	—		647,884
Real estate	611,627	—	—		611,627
Preferred securities	107,299	—	11,254		118,553
Rights & warrants	19	—	—	*	19
Convertible stocks	—	—	55,124		55,124
Short-term securities	3,345,696	—	—		3,345,696
Total	$76,077,807	$—	$70,999		$76,148,806

*	Amount less than one thousand.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

14	AMCAP Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

AMCAP Fund	15

As of August 31, 2023, the total value of securities on loan was $97,493,000, and the total value of collateral received was $100,717,000. Collateral received includes cash of $43,984,000 and U.S. government securities of $56,733,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$287,043
Capital loss carryforward*	(902,784)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of August 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$30,256,761
Gross unrealized depreciation on investments	(1,197,340)
Net unrealized appreciation on investments	29,059,421
Cost of investments	47,089,385

16	AMCAP Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended August 31, 2023					Year ended February 28, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$88,486		$—	$88,486		$—	$2,178,038	$2,178,038
Class C	—		—	—		—	68,887	68,887
Class T	—	†	—	—	†	—	1	1
Class F-1	1,684		—	1,684		—	56,578	56,578
Class F-2	38,787		—	38,787		—	536,477	536,477
Class F-3	28,263		—	28,263		—	298,865	298,865
Class 529-A	5,462		—	5,462		—	145,267	145,267
Class 529-C	—		—	—		—	5,772	5,772
Class 529-E	40		—	40		—	5,174	5,174
Class 529-T	—	†	—	—	†	—	1	1
Class 529-F-1	—	†	—	—	†	—	1	1
Class 529-F-2	1,092		—	1,092		—	12,648	12,648
Class 529-F-3	—	†	—	—	†	—	1	1
Class R-1	—		—	—		—	4,356	4,356
Class R-2	—		—	—		—	43,422	43,422
Class R-2E	—		—	—		—	4,404	4,404
Class R-3	—		—	—		—	56,092	56,092
Class R-4	1,627		—	1,627		—	44,972	44,972
Class R-5E	814		—	814		—	9,443	9,443
Class R-5	1,329		—	1,329		—	18,384	18,384
Class R-6	119,645		—	119,645		—	1,190,104	1,190,104
Total	$287,229		$—	$287,229		$—	$4,678,887	$4,678,887

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the six months ended August 31, 2023, the investment advisory services fees were $108,208,000, which were equivalent to an annualized rate of 0.295% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

AMCAP Fund	17

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended August 31, 2023, the 529 plan services fees were $760,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

18	AMCAP Fund

For the six months ended August 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$39,291	$16,857		$ 4,964		Not applicable
Class C	3,594	376		110		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	949	561		119		Not applicable
Class F-2	Not applicable	4,494		1,217		Not applicable
Class F-3	Not applicable	18		715		Not applicable
Class 529-A	2,435	1,036		330		$655
Class 529-C	320	30		10		19
Class 529-E	185	19		11		22
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	43		32		64
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	286	27		9		Not applicable
Class R-2	2,188	992		88		Not applicable
Class R-2E	198	66		10		Not applicable
Class R-3	2,022	594		121		Not applicable
Class R-4	811	317		97		Not applicable
Class R-5E	Not applicable	126		26		Not applicable
Class R-5	Not applicable	64		38		Not applicable
Class R-6	Not applicable	76		3,066		Not applicable
Total class-specific expenses	$52,279	$25,696		$10,963		$760

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $427,000 in the fund’s statement of operations reflects $191,000 in current fees (either paid in cash or deferred) and a net increase of $236,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $264,917,000 and $402,101,000, respectively, which generated $85,830,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2023.

AMCAP Fund	19

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2023

Class A	$772,591	22,510	$87,019		2,470		$(1,797,923)	(52,568)	$(938,313)	(27,588)
Class C	33,320	1,186	—		—		(124,688)	(4,492)	(91,368)	(3,306)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,235	244	1,670		48		(63,083)	(1,877)	(53,178)	(1,585)
Class F-2	611,555	17,587	37,633		1,054		(840,216)	(24,121)	(191,028)	(5,480)
Class F-3	311,164	9,033	27,903		786		(495,962)	(14,311)	(156,895)	(4,492)
Class 529-A	84,631	2,500	5,460		157		(173,020)	(5,045)	(82,929)	(2,388)
Class 529-C	5,251	186	—		—		(12,306)	(434)	(7,055)	(248)
Class 529-E	3,179	97	40		1		(6,939)	(209)	(3,720)	(111)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	20,930	604	1,090		31		(21,058)	(604)	962	31
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	3,628	125	—		—		(7,883)	(269)	(4,255)	(144)
Class R-2	53,208	1,835	—		—		(70,043)	(2,408)	(16,835)	(573)
Class R-2E	6,723	201	—		—		(7,415)	(219)	(692)	(18)
Class R-3	72,566	2,224	—		—		(102,222)	(3,141)	(29,656)	(917)
Class R-4	48,663	1,426	1,627		47		(70,452)	(2,077)	(20,162)	(604)
Class R-5E	23,398	684	814		23		(14,078)	(408)	10,134	299
Class R-5	15,594	445	1,325		37		(43,000)	(1,230)	(26,081)	(748)
Class R-6	534,226	15,373	118,950		3,304		(925,538)	(26,317)	(272,362)	(7,640)
Total net increase (decrease)	$2,608,862	76,260	$283,531		7,958		$(4,775,826)	(139,730)	$(1,883,433)	(55,512)

Refer to the end of the table for footnotes.

20	AMCAP Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended February 28, 2023

Class A	$1,926,319	59,112	$2,141,174	72,118		$(4,300,409)	(133,811)	$(232,916)	(2,581)
Class C	76,442	2,843	68,599	2,811		(287,847)	(10,685)	(142,806)	(5,031)
Class T	—	—	—	—		—	—	—	—
Class F-1	23,117	708	55,978	1,908		(144,716)	(4,492)	(65,621)	(1,876)
Class F-2	1,520,935	46,139	521,299	17,336		(2,336,264)	(71,708)	(294,030)	(8,233)
Class F-3	1,013,511	31,129	295,738	9,884		(1,153,687)	(35,377)	155,562	5,636
Class 529-A	162,509	5,056	145,240	4,971		(281,412)	(8,848)	26,337	1,179
Class 529-C	12,071	445	5,771	235		(28,297)	(1,043)	(10,455)	(363)
Class 529-E	5,389	175	5,168	184		(10,633)	(348)	(76)	11
Class 529-T	—	—	1	1		—	—	1	1
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	35,944	1,110	12,647	425		(28,412)	(886)	20,179	649
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	8,039	286	4,344	171		(11,209)	(395)	1,174	62
Class R-2	107,045	3,837	43,398	1,713		(130,223)	(4,672)	20,220	878
Class R-2E	14,086	435	4,404	153		(17,635)	(559)	855	29
Class R-3	138,700	4,432	56,043	1,984		(207,390)	(6,641)	(12,647)	(225)
Class R-4	88,390	2,718	44,921	1,531		(174,960)	(5,454)	(41,649)	(1,205)
Class R-5E	41,262	1,238	9,440	317		(22,729)	(698)	27,973	857
Class R-5	37,818	1,125	18,346	603		(90,281)	(2,674)	(34,117)	(946)
Class R-6	2,705,039	80,865	1,183,088	39,007		(1,107,307)	(33,590)	2,780,820	86,282
Total net increase (decrease)	$7,916,616	241,653	$4,615,601	155,352		$(10,333,411)	(321,881)	$2,198,806	75,124

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,161,597,000 and $11,893,526,000, respectively, during the six months ended August 31, 2023.

AMCAP Fund	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
8/31/2023[5,6]	$31.97	$.06	$4.47	$4.53	$(.09)	$—	$(.09)	$36.41	14.19%[7]		$34,499		.67%[8]		.67%[8]		.33%[8]
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)		31,169		.67		.67		.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42		38,536		.65		.65		.05
2/28/2021	31.47	.09	10.12	10.21	(.08)	(1.44)	(1.52)	40.16	32.98		38,472		.67		.67		.26
2/29/2020	30.87	.22	2.03	2.25	(.18)	(1.47)	(1.65)	31.47	7.03		30,635		.68		.68		.69
2/28/2019	33.07	.21	.63	.84	(.18)	(2.86)	(3.04)	30.87	3.35		30,234		.66		.66		.65
Class C:
8/31/2023[5,6]	26.13	(.06)	3.66	3.60	—	—	—	29.73	13.78	[7]	730		1.41	[8]	1.41	[8]	(.41)[8]
2/28/2023	32.96	(.12)	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)		728		1.42		1.42		(.44)
2/28/2022	34.23	(.26)	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61		1,085		1.40		1.40		(.70)
2/28/2021	27.15	(.14)	8.66	8.52	—	(1.44)	(1.44)	34.23	31.99		1,252		1.41		1.41		(.47)
2/29/2020	26.88	(.02)	1.76	1.74	—	(1.47)	(1.47)	27.15	6.21		1,299		1.43		1.43		(.07)
2/28/2019	29.23	(.04)	.55	.51	—	(2.86)	(2.86)	26.88	2.56		1,452		1.45		1.45		(.14)
Class T:
8/31/2023[5,6]	32.18	.11	4.51	4.62	(.18)	—	(.18)	36.62	14.38	[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	.63	[8,9]
2/28/2023	39.57	.19	(5.31)	(5.12)	—	(2.27)	(2.27)	32.18	(12.50)[9]		—	[10]	.41	[9]	.41	[9]	.58	[9]
2/28/2022	40.22	.12	1.93	2.05	—	(2.70)	(2.70)	39.57	4.65	[9]	—	[10]	.42	[9]	.42	[9]	.28	[9]
2/28/2021	31.50	.18	10.13	10.31	(.15)	(1.44)	(1.59)	40.22	33.30	[9]	—	[10]	.42	[9]	.42	[9]	.50	[9]
2/29/2020	30.88	.30	2.03	2.33	(.24)	(1.47)	(1.71)	31.50	7.29	[9]	—	[10]	.44	[9]	.44	[9]	.92	[9]
2/28/2019	33.07	.28	.63	.91	(.24)	(2.86)	(3.10)	30.88	3.59	[9]	—	[10]	.45	[9]	.45	[9]	.86	[9]
Class F-1:
8/31/2023[5,6]	31.58	.05	4.42	4.47	(.07)	—	(.07)	35.98	14.17	[7]	814		.71	[8]	.71	[8]	.29	[8]
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)		765		.71		.71		.28
2/28/2022	39.78	— [11]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34		1,017		.70		.70		(.01)
2/28/2021	31.18	.08	10.02	10.10	(.06)	(1.44)	(1.50)	39.78	32.95		1,318		.71		.71		.23
2/29/2020	30.59	.21	2.00	2.21	(.15)	(1.47)	(1.62)	31.18	6.98		1,332		.72		.72		.65
2/28/2019	32.78	.19	.62	.81	(.14)	(2.86)	(3.00)	30.59	3.29		1,630		.73		.73		.58
Class F-2:
8/31/2023[5,6]	32.43	.10	4.55	4.65	(.17)	—	(.17)	36.91	14.35	[7]	8,461		.44	[8]	.44	[8]	.56	[8]
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)		7,613		.44		.44		.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61		9,685		.44		.44		.26
2/28/2021	31.71	.17	10.21	10.38	(.14)	(1.44)	(1.58)	40.51	33.31		9,686		.44		.44		.48
2/29/2020	31.08	.30	2.04	2.34	(.24)	(1.47)	(1.71)	31.71	7.26		7,554		.45		.45		.91
2/28/2019	33.27	.28	.63	.91	(.24)	(2.86)	(3.10)	31.08	3.56		7,419		.47		.47		.85
Class F-3:
8/31/2023[5,6]	32.29	.12	4.53	4.65	(.21)	—	(.21)	36.73	14.41	[7]	4,941		.33	[8]	.33	[8]	.67	[8]
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)		4,489		.33		.33		.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74		5,290		.33		.33		.37
2/28/2021	31.53	.21	10.14	10.35	(.17)	(1.44)	(1.61)	40.27	33.41		5,054		.34		.34		.59
2/29/2020	30.90	.33	2.04	2.37	(.27)	(1.47)	(1.74)	31.53	7.39		3,967		.35		.35		1.01
2/28/2019	33.09	.31	.62	.93	(.26)	(2.86)	(3.12)	30.90	3.68		3,517		.36		.36		.95
Class 529-A:
8/31/2023[5,6]	31.45	.05	4.41	4.46	(.08)	—	(.08)	35.83	14.20	[7]	2,265		.71	[8]	.71	[8]	.29	[8]
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)		2,064		.71		.71		.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36		2,503		.68		.68		.02
2/28/2021	31.08	.08	9.98	10.06	(.07)	(1.44)	(1.51)	39.63	32.93		2,496		.71		.71		.22
2/29/2020	30.51	.20	2.00	2.20	(.16)	(1.47)	(1.63)	31.08	6.97		1,891		.72		.72		.64
2/28/2019	32.71	.18	.64	.82	(.16)	(2.86)	(3.02)	30.51	3.31		1,876		.74		.74		.57

Refer to the end of the table for footnotes.

22	AMCAP Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2023[5,6]	$26.27	$(.07)	$3.68	$3.61	$—	$—	$—	$29.88	13.74%[7]		$63		1.48%[8]		1.48%[8]		(.48)%[8]
2/28/2023	33.15	(.13)	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)		62		1.48		1.48		(.50)
2/28/2022	34.43	(.28)	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56		90		1.45		1.45		(.75)
2/28/2021	27.31	(.14)	8.70	8.56	—	(1.44)	(1.44)	34.43	31.96		113		1.45		1.45		(.48)
2/29/2020	27.03	(.03)	1.78	1.75	—	(1.47)	(1.47)	27.31	6.21		220		1.47		1.47		(.10)
2/28/2019	29.39	(.05)	.55	.50	—	(2.86)	(2.86)	27.03	2.51		249		1.49		1.49		(.17)
Class 529-E:
8/31/2023[5,6]	30.16	.01	4.23	4.24	(.02)	—	(.02)	34.38	14.05	[7]	76		.94	[8]	.94	[8]	.06	[8]
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)		70		.93		.93		.05
2/28/2022	38.37	(.09)	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12		86		.92		.92		(.22)
2/28/2021	30.14	— [11]	9.67	9.67	— [11]	(1.44)	(1.44)	38.37	32.66		91		.93		.93		.01
2/29/2020	29.65	.13	1.94	2.07	(.11)	(1.47)	(1.58)	30.14	6.72		79		.95		.95		.42
2/28/2019	31.89	.11	.61	.72	(.10)	(2.86)	(2.96)	29.65	3.06		80		.97		.97		.35
Class 529-T:
8/31/2023[5,6]	32.14	.09	4.51	4.60	(.17)	—	(.17)	36.57	14.32	[7,9]	—	[10]	.46	[8,9]	.46	[8,9]	.54	[8,9]
2/28/2023	39.53	.17	(5.29)	(5.12)	—	(2.27)	(2.27)	32.14	(12.51)[9]		—	[10]	.46	[9]	.46	[9]	.53	[9]
2/28/2022	40.21	.10	1.92	2.02	—	(2.70)	(2.70)	39.53	4.60	[9]	—	[10]	.47	[9]	.47	[9]	.23	[9]
2/28/2021	31.49	.16	10.13	10.29	(.13)	(1.44)	(1.57)	40.21	33.22	[9]	—	[10]	.48	[9]	.48	[9]	.44	[9]
2/29/2020	30.88	.29	2.02	2.31	(.23)	(1.47)	(1.70)	31.49	7.22	[9]	—	[10]	.48	[9]	.48	[9]	.88	[9]
2/28/2019	33.06	.26	.64	.90	(.22)	(2.86)	(3.08)	30.88	3.57	[9]	—	[10]	.50	[9]	.50	[9]	.81	[9]
Class 529-F-1:
8/31/2023[5,6]	31.90	.08	4.47	4.55	(.14)	—	(.14)	36.31	14.29	[7,9]	—	[10]	.54	[8,9]	.54	[8,9]	.46	[8,9]
2/28/2023	39.29	.15	(5.27)	(5.12)	—	(2.27)	(2.27)	31.90	(12.59)[9]		—	[10]	.53	[9]	.53	[9]	.46	[9]
2/28/2022	39.99	.08	1.92	2.00	—	(2.70)	(2.70)	39.29	4.55	[9]	—	[10]	.51	[9]	.51	[9]	.18	[9]
2/28/2021	31.37	.16	10.07	10.23	(.17)	(1.44)	(1.61)	39.99	33.19	[9]	—	[10]	.48	[9]	.48	[9]	.49	[9]
2/29/2020	30.76	.28	2.03	2.31	(.23)	(1.47)	(1.70)	31.37	7.24		151		.49		.49		.87
2/28/2019	32.96	.26	.63	.89	(.23)	(2.86)	(3.09)	30.76	3.53		144		.51		.51		.80
Class 529-F-2:
8/31/2023[5,6]	32.08	.10	4.50	4.60	(.18)	—	(.18)	36.50	14.35	[7]	226		.43	[8]	.43	[8]	.57	[8]
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)		197		.43		.43		.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61		217		.45		.45		.25
2/28/2021[5,12]	34.86	.05	6.21	6.26	(.13)	(.86)	(.99)	40.13	18.10	[7]	199		.15	[7]	.15	[7]	.13	[7]
Class 529-F-3:
8/31/2023[5,6]	32.08	.10	4.51	4.61	(.19)	—	(.19)	36.50	14.38	[7]	—	[10]	.40	[8]	.40	[8]	.61	[8]
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)		—	[10]	.40		.40		.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69		—	[10]	.38		.38		.31
2/28/2021[5,12]	34.86	.06	6.21	6.27	(.18)	(.86)	(1.04)	40.09	18.11	[7]	—	[10]	.18	[7]	.13	[7]	.15	[7]
Class R-1:
8/31/2023[5,6]	27.14	(.06)	3.80	3.74	—	—	—	30.88	13.78	[7]	58		1.42	[8]	1.42	[8]	(.42)[8]
2/28/2023	34.13	(.12)	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)		55		1.42		1.42		(.44)
2/28/2022	35.36	(.27)	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61		67		1.42		1.42		(.72)
2/28/2021	28.01	(.16)	8.95	8.79	—	(1.44)	(1.44)	35.36	31.98		73		1.44		1.44		(.50)
2/29/2020	27.69	(.02)	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21		68		1.45		1.45		(.08)
2/28/2019	30.03	(.04)	.56	.52	—	(2.86)	(2.86)	27.69	2.52		90		1.46		1.46		(.14)

Refer to the end of the table for footnotes.

AMCAP Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2023[5,6]	$27.13	$(.06)	$3.79	$3.73	$—	$—	$—	$30.86	13.75%[7]	$607	1.42%[8]		1.42%[8]		(.42)%[8]
2/28/2023	34.12	(.12)	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43		1.43		(.45)
2/28/2022	35.35	(.28)	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43		1.43		(.73)
2/28/2021	28.01	(.16)	8.94	8.78	—	(1.44)	(1.44)	35.35	31.94	725	1.43		1.43		(.50)
2/29/2020	27.69	(.02)	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21	605	1.44		1.44		(.08)
2/28/2019	30.02	(.04)	.57	.53	—	(2.86)	(2.86)	27.69	2.56	624	1.45		1.45		(.14)
Class R-2E:
8/31/2023[5,6]	31.02	(.02)	4.34	4.32	—	—	—	35.34	13.93 [7]	69	1.13	[8]	1.13	[8]	(.13)[8]
2/28/2023	38.50	(.05)	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14		1.14		(.15)
2/28/2022	39.47	(.18)	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13		1.13		(.43)
2/28/2021	31.04	(.07)	9.94	9.87	—	(1.44)	(1.44)	39.47	32.34	76	1.14		1.14		(.21)
2/29/2020	30.50	.07	1.99	2.06	(.05)	(1.47)	(1.52)	31.04	6.53	67	1.15		1.15		.22
2/28/2019	32.73	.05	.65	.70	(.07)	(2.86)	(2.93)	30.50	2.89	61	1.16		1.16		.16
Class R-3:
8/31/2023[5,6]	30.35	— [11]	4.26	4.26	—	—	—	34.61	14.04 [7]	842	.98	[8]	.98	[8]	.02 [8]
2/28/2023	37.68	— [11]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767	.98		.98		— [13]
2/28/2022	38.62	(.12)	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960	.98		.98		(.28)
2/28/2021	30.35	(.02)	9.73	9.71	—	(1.44)	(1.44)	38.62	32.55	1,104	.99		.99		(.05)
2/29/2020	29.83	.12	1.95	2.07	(.08)	(1.47)	(1.55)	30.35	6.69	990	1.00		1.00		.37
2/28/2019	32.06	.10	.61	.71	(.08)	(2.86)	(2.94)	29.83	2.99	1,157	1.01		1.01		.30
Class R-4:
8/31/2023[5,6]	31.59	.05	4.44	4.49	(.09)	—	(.09)	35.99	14.21 [7]	676	.68	[8]	.68	[8]	.32 [8]
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612	.68		.68		.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803	.68		.68		.02
2/28/2021	31.17	.09	10.01	10.10	(.06)	(1.44)	(1.50)	39.77	32.97	907	.68		.68		.25
2/29/2020	30.58	.22	2.00	2.22	(.16)	(1.47)	(1.63)	31.17	7.00	906	.69		.69		.67
2/28/2019	32.77	.20	.62	.82	(.15)	(2.86)	(3.01)	30.58	3.33	1,130	.71		.71		.61
Class R-5E:
8/31/2023[5,6]	32.15	.09	4.50	4.59	(.16)	—	(.16)	36.58	14.31 [7]	185	.48	[8]	.48	[8]	.52 [8]
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153	.48		.48		.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154	.48		.48		.22
2/28/2021	31.52	.15	10.14	10.29	(.14)	(1.44)	(1.58)	40.23	33.21	139	.48		.48		.44
2/29/2020	30.91	.27	2.05	2.32	(.24)	(1.47)	(1.71)	31.52	7.25	77	.48		.48		.84
2/28/2019	33.11	.27	.63	.90	(.24)	(2.86)	(3.10)	30.91	3.56	31	.50		.50		.83
Class R-5:
8/31/2023[5,6]	32.80	.11	4.61	4.72	(.19)	—	(.19)	37.33	14.40 [7]	256	.38	[8]	.38	[8]	.62 [8]
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249	.38		.38		.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344	.38		.38		.32
2/28/2021	31.98	.20	10.29	10.49	(.16)	(1.44)	(1.60)	40.87	33.36	571	.38		.38		.55
2/29/2020	31.32	.32	2.06	2.38	(.25)	(1.47)	(1.72)	31.98	7.33	572	.39		.39		.98
2/28/2019	33.49	.30	.64	.94	(.25)	(2.86)	(3.11)	31.32	3.64	1,032	.41		.41		.91
Class R-6:
8/31/2023[5,6]	32.73	.12	4.59	4.71	(.21)	—	(.21)	37.23	14.40 [7]	21,416	.33	[8]	.33	[8]	.67 [8]
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078	.33		.33		.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945	.33		.33		.37
2/28/2021	31.89	.21	10.28	10.49	(.18)	(1.44)	(1.62)	40.76	33.45	18,504	.33		.33		.60
2/29/2020	31.24	.34	2.05	2.39	(.27)	(1.47)	(1.74)	31.89	7.38	14,415	.34		.34		1.02
2/28/2019	33.41	.32	.63	.95	(.26)	(2.86)	(3.12)	31.24	3.70	14,053	.36		.36		.96

Refer to the end of the table for footnotes.

24	AMCAP Fund

Financial highlights (continued)

	Six months ended August 31,	Year ended February 28 or 29,
	2023[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[14]	16%	31%	28%	35%	27%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

AMCAP Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2023, through August 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	AMCAP Fund

Expense example (continued)

	Beginning account value 3/1/2023	Ending account value 8/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,141.85	$3.62	.67%
Class A – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class C – actual return	1,000.00	1,137.77	7.60	1.41
Class C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class T – actual return	1,000.00	1,143.83	2.00	.37
Class T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-1 – actual return	1,000.00	1,141.72	3.83	.71
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class F-2 – actual return	1,000.00	1,143.51	2.38	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,144.14	1.78	.33
Class F-3 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class 529-A – actual return	1,000.00	1,142.05	3.83	.71
Class 529-A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-C – actual return	1,000.00	1,137.41	7.97	1.48
Class 529-C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E – actual return	1,000.00	1,140.45	5.07	.94
Class 529-E – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 529-T – actual return	1,000.00	1,143.18	2.48	.46
Class 529-T – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-1 – actual return	1,000.00	1,142.89	2.92	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 529-F-2 – actual return	1,000.00	1,143.47	2.32	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-3 – actual return	1,000.00	1,143.76	2.16	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-1 – actual return	1,000.00	1,137.80	7.65	1.42
Class R-1 – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2 – actual return	1,000.00	1,137.50	7.65	1.42
Class R-2 – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class R-2E – actual return	1,000.00	1,139.26	6.09	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.51	5.75	1.13
Class R-3 – actual return	1,000.00	1,140.36	5.29	.98
Class R-3 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class R-4 – actual return	1,000.00	1,142.11	3.67	.68
Class R-4 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5E – actual return	1,000.00	1,143.05	2.59	.48
Class R-5E – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-5 – actual return	1,000.00	1,143.98	2.05	.38
Class R-5 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-6 – actual return	1,000.00	1,144.04	1.78	.33
Class R-6 – assumed 5% return	1,000.00	1,023.54	1.68	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	27

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	AMCAP Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

AMCAP Fund	29

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30	AMCAP Fund

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AMCAP Fund	35

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: October 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: October 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: October 31, 2023